Revenue - Schedule of Disaggregation of Revenue From Contracts With Customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total revenue	€ 620,354	€ 248,738	€ 108,622
Time charter services and transportation and installation services
Revenue
Total revenue	490,454	226,545	99,841
Other revenue, including fees earned for early termination of contracts by customers
Revenue
Total revenue	€ 129,900	€ 22,193	€ 8,781